UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

AB FIXED INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas,

New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2021

Date of reporting period: April 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

APR    04.30.21

ANNUAL REPORT

AB FIXED-INCOME SHARES, INC. GOVERNMENT MONEY MARKET PORTFOLIO

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Form N-CSR and N-CSRS filings) are available on the Commission’s website at www.sec.gov. The Fund’s complete holdings are also available on www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 1

EXPENSE EXAMPLE (continued)

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,000.10	$0.50	0.10%
Hypothetical**	$1,000	$1,024.30	$0.50	0.10%
Class C
Actual	$1,000	$1,000.10	$0.55	0.11%
Hypothetical**	$1,000	$1,024.25	$0.55	0.11%
Advisor Class
Actual	$1,000	$1,000.10	$0.50	0.10%
Hypothetical**	$1,000	$1,024.30	$0.50	0.10%
Class K
Actual	$1,000	$1,000.10	$0.50	0.10%
Hypothetical**	$1,000	$1,024.30	$0.50	0.10%
Class I
Actual	$1,000	$1,000.10	$0.50	0.10%
Hypothetical**	$1,000	$1,024.30	$0.50	0.10%
Class 1
Actual	$1,000	$1,000.10	$0.45	0.09%
Hypothetical**	$1,000	$1,024.35	$0.45	0.09%
Class AB
Actual	$1,000	$1,000.10	$0.45	0.09%
Hypothetical**	$1,000	$1,024.35	$0.45	0.09%
Institutional Class
Actual	$1,000	$1,000.10	$0.50	0.10%
Hypothetical**	$1,000	$1,024.30	$0.50	0.10%
Premium Class
Actual	$1,000	$1,000.20	$0.35	0.07%
Hypothetical**	$1,000	$1,024.45	$0.35	0.07%
Select Class
Actual	$1,000	$1,000.20	$0.35	0.07%
Hypothetical**	$1,000	$1,024.45	$0.35	0.07%
Investor Class
Actual	$1,000	$1,000.20	$0.35	0.07%
Hypothetical**	$1,000	$1,024.45	$0.35	0.07%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

2 | AB FIXED-INCOME SHARES, INC.	abfunds.com

PORTFOLIO OF INVESTMENTS

April 30, 2021

	Yield*	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 100.0%
U.S. Government & Government Sponsored Agency Obligations – 68.5%
Federal Farm Credit Banks Funding Corp.
(SOFR + 0.06%), 12/01/2022(a)	0.070%	$14,000	$14,000,000
(3 Month LIBOR - 0.10%), 10/27/2021(a)	0.081%	31,925	31,928,390
(SOFR + 0.08%), 07/09/2021(a)	0.085%	10,000	10,000,000
(SOFR + 0.08%), 06/10/2021(a)	0.090%	10,000	10,000,000
(SOFR + 0.08%), 03/10/2022(a)	0.090%	13,500	13,500,000
(3 Month LIBOR - 0.10%), 05/28/2021(a)	0.091%	4,355	4,355,076
10/08/2021	0.100%	184,579	184,553,421
(1 Month LIBOR + 0.01%), 06/02/2021(a)	0.101%	16,975	16,975,721
(1 Month LIBOR + 0.01%), 09/09/2021(a)	0.102%	25,000	25,001,509
(3 Month LIBOR - 0.09%), 11/03/2021(a)	0.106%	24,500	24,501,518
(1 Month LIBOR + 0.00%), 06/25/2021(a)	0.111%	103,390	103,399,214
(SOFR + 0.11%), 05/18/2021(a)	0.120%	100,000	100,000,000
09/10/2021	0.125%	219,052	219,042,581
(SOFR + 0.13%), 02/11/2022(a)	0.140%	7,000	7,000,000
(SOFR + 0.14%), 09/24/2021(a)	0.150%	15,000	15,000,000
(SOFR + 0.14%), 07/28/2022(a)	0.155%	10,000	10,000,000
(3.08% - Daily FCPR), 06/28/2021(a)	0.175%	50,000	50,000,000
(3.07% - Daily FCPR), 02/24/2022(a)	0.179%	100,000	100,000,000
(3.07% - Daily FCPR), 07/19/2021(a)	0.180%	24,900	24,900,000
(3.07% - Daily FCPR), 09/23/2022(a)	0.180%	25,000	25,000,000
(3.05% - Daily FCPR), 08/13/2021(a)	0.200%	75,000	74,989,846
(1 Month LIBOR + 0.11%), 09/24/2021(a)	0.216%	1,000	1,000,364
(USBMMY3M + 0.18%), 07/20/2022(a)	0.240%	50,000	49,996,915
(USBMMY3M + 0.23%), 05/26/2021(a)	0.250%	50,000	50,000,000
(SOFR + 0.24%), 07/07/2021(a)	0.250%	50,000	50,000,000

abfunds.com	AB FIXED-INCOME SHARES, INC. | 3

PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

(USBMMY3M + 0.30%), 08/02/2021(a)	0.320%	$35,000	$35,000,000
(SOFR + 0.35%), 04/07/2022(a)	0.360%	50,000	50,000,000
(1 Month LIBOR + 0.26%), 10/06/2021(a)	0.376%	35,000	35,044,701
(1 Month LIBOR + 0.27%), 11/01/2021(a)	0.383%	40,000	40,058,960
Federal Farm Credit Discount Notes
06/04/2021	0.010%	4,000	3,999,962
06/10/2021	0.010%	4,000	3,999,956
10/01/2021	0.122%	5,500	5,497,195
10/14/2021	0.101%	10,000	9,995,389
10/25/2021	0.112%	5,000	4,997,296
Federal Home Loan Bank
(SOFR + 0.00%), 05/14/2021(a)	0.015%	212,000	212,000,000
(SOFR + 0.00%), 09/10/2021(a)	0.015%	300,000	300,000,000
(SOFR + 0.01%), 05/04/2021(a)	0.020%	50,000	50,000,021
(SOFR + 0.01%), 09/10/2021(a)	0.020%	198,500	198,500,000
(SOFR + 0.01%), 03/16/2022(a)	0.020%	300,000	300,000,000
(SOFR + 0.01%), 03/28/2022(a)	0.020%	349,000	349,000,000
(SOFR + 0.01%), 03/30/2022(a)	0.020%	300,000	300,000,000
(SOFR + 0.04%), 12/10/2021(a)	0.045%	1,900	1,900,292
(3 Month LIBOR - 0.12%), 05/20/2021(a)	0.057%	100,000	100,000,000
(SOFR + 0.05%), 05/26/2021(a)	0.060%	200,600	200,600,019
(SOFR + 0.05%), 06/14/2021(a)	0.060%	149,000	149,000,000
(SOFR + 0.06%), 05/14/2021(a)	0.065%	49,000	48,998,052
(SOFR + 0.06%), 08/25/2021(a)	0.065%	300	300,038
(SOFR + 0.06%), 12/28/2021(a)	0.070%	100,000	100,000,000
(3 Month LIBOR - 0.12%), 11/03/2021(a)	0.076%	50,685	50,684,264
05/11/2021	0.085%	200,000	199,999,708
(SOFR + 0.08%), 06/11/2021(a)	0.085%	24,100	24,100,007
(SOFR + 0.08%), 07/08/2021(a)	0.085%	29,350	29,351,239
(SOFR + 0.08%), 07/23/2021(a)	0.085%	17,000	17,000,000
(SOFR + 0.08%), 03/25/2022(a)	0.085%	50,000	50,000,000
(3 Month LIBOR - 0.10%), 08/04/2021(a)	0.087%	114,620	114,624,847
(3 Month LIBOR - 0.10%), 09/13/2021(a)	0.089%	39,925	39,929,049
(SOFR + 0.08%), 09/10/2021(a)	0.095%	25,000	25,000,000
(1 Month LIBOR + 0.02%), 12/17/2021(a)	0.095%	127,735	127,751,818
(3 Month LIBOR - 0.08%), 08/24/2021(a)	0.096%	113,990	114,001,669
(SOFR + 0.09%), 05/26/2022(a)	0.100%	100,000	100,000,000

4 | AB FIXED-INCOME SHARES, INC.	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

(1 Month LIBOR + 0.01%), 05/03/2021(a)	0.101%	$3,500	$3,500,010
(1 Month LIBOR + 0.01%), 06/02/2021(a)	0.101%	100,000	100,000,000
(SOFR + 0.01%), 07/09/2021(a)	0.110%	6,500	6,500,942
(1 Month LIBOR + 0.00%), 10/15/2021(a)	0.115%	33,500	33,497,192
06/04/2021	0.120%	100,000	99,998,934
(1 Month LIBOR + 0.00%), 08/16/2021(a)	0.121%	100,000	99,998,800
(SOFR + 0.12%), 02/10/2022(a)	0.125%	39,500	39,500,000
(SOFR + 0.14%), 06/04/2021(a)	0.145%	50,000	50,000,000
(SOFR + 0.16%), 05/07/2021(a)	0.170%	100,000	100,000,834
(3 Month LIBOR - 0.10%), 10/28/2021(a)	0.284%	48,860	48,914,134
(SOFR + 0.30%), 09/29/2021(a)	0.310%	50,000	50,000,000
(SOFR + 0.01%), 05/04/2021(a)	0.020%	50,000	50,000,021
Federal Home Loan Bank Discount Notes
05/03/2021	0.188%	16,000	15,999,836
05/26/2021	0.188%	34,000	33,995,632
07/23/2021	0.019%	4,210	4,209,816
Federal Home Loan Mortgage Corp.
(SOFR + 0.15%), 03/04/2022(a)	0.160%	50,000	49,989,343
(SOFR + 0.19%), 06/02/2022(a)	0.200%	25,000	25,000,000
Federal National Mortgage Association
(SOFR + 0.08%), 06/04/2021(a)	0.085%	13,000	13,000,859
(SOFR + 0.15%), 12/09/2021(a)	0.160%	50,000	49,947,766
(SOFR + 0.18%), 05/13/2022(a)	0.190%	50,000	50,000,000
(SOFR + 0.19%), 05/19/2022(a)	0.200%	25,000	25,000,000
(SOFR + 0.32%), 04/27/2022(a)	0.330%	100,000	100,000,000
(SOFR + 0.39%), 04/15/2022(a)	0.400%	50,000	50,000,000
01/05/2022	2.000%	15,005	15,197,782
U.S. Treasury Bill
05/13/2021	0.091%	511,350	511,334,659
05/25/2021	0.011%	400,000	399,997,064
05/18/2021	0.010%	500,550	500,547,637
05/20/2021	0.091%	219,150	219,139,590
07/15/2021	0.091%	199,900	199,862,519
07/08/2021	0.091%	210,910	210,874,145
07/22/2021	0.096%	200,000	199,956,723
Series WI 06/29/2021	0.091%	480,950	480,879,060

abfunds.com	AB FIXED-INCOME SHARES, INC. | 5

PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

U.S. Treasury Notes
(USBMMY3M + 0.22%), 07/31/2021(a)	0.240%	$75,000	$74,998,867
11/30/2021	1.500%	150,000	151,214,766
01/31/2022	1.500%	100,000	101,043,842
12/31/2021	1.625%	200,000	202,003,260
11/30/2021	1.750%	100,000	100,942,248
11/30/2021	1.875%	200,000	202,038,002
01/31/2022	1.875%	100,000	101,323,394

			9,376,886,714

Repurchase Agreements – 31.5%
Australia & New Zealand Banking Group Ltd. 0.005%, dated 04/30/2021 due 05/03/2021 in the amount of $1,000,000,183 (collateralized by $994,842,000, U.S. Treasury Bill and U.S. Treasury Note, 0.12% to 2.75% due 11/30/2021 to 01/31/2027, value $1,019,999,763)		1,000,000	999,999,767
Bank of America 0.01%, dated 04/30/2021 due 05/03/2021 in the amount of $220,000,183 (collateralized by $278,414,198, Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Federal Farm Credit Bank, 0.00% to 4.35% due 01/15/2022 to 12/01/2050, value $224,400,672)		220,000	220,000,000
BNP Paribas 0.005%, dated 04/30/2021 due 04/30/2021 in the amount of $200,037,232 (collateralized by $198,800,000, U.S. Treasury Note, 1.87% due 07/31/2022, value $204,037,891)		200,037	200,037,148
BNP Paribas 0.06%, dated 02/17/2021 due 05/18/2021 in the amount of $500,075,000 (collateralized by $504,940,400, U.S. Treasury Bill, U.S. Treasury Bond and U.S. Treasury Note, 0.00% to 8.125% due 05/15/2021 to 02/15/2051, value $510,063,751)		500,000	500,000,000

6 | AB FIXED-INCOME SHARES, INC.	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Fixed Income Clearing Corp. (FICC)/State Street Bank & Trust Co. 0.00%, dated 04/30/2021 due 05/03/2021 in the amount of 221,000,000 (collateralized by $219,121,400, U.S. Treasury Note, 2.00% due 07/31/2022, value $225,420,073)	$221,000	$221,000,000
Goldman Sachs & Co. 0.005%, dated 04/30/2021 due 05/03/2021 in the amount of $100,000,042 (collateralized by $101,858,600, U.S. Treasury Note and U.S. Treasury Floating Rate Note, 0.134% to 2.875% due 04/30/2022 to 10/31/2023, value $102,000,025)	100,000	100,000,000
JPMorgan Securities LLC 0.005%, dated 04/30/2021 due 05/03/2021 in the amount of $100,000,042 (collateralized by $97,006,700, U.S. Treasury Note, 2.00% to 3.00% due 02/15/2022 to 09/30/2025, value $102,000,106)	100,000	100,000,000
Mizuho Securities USA 0.00%, dated 04/30/2021 due 05/03/2021 in the amount of $100,000,000 (collateralized by $103,712,200, U.S. Treasury Note, 0.375% due 11/30/2025, value $102,000,081)	100,000	100,000,000
Mizuho Securities USA 0.005%, dated 04/30/2021 due 05/03/2021 in the amount of $800,000,333 (collateralized by $823,600,000, U.S. Treasury Bill, U.S. Treasury Bond and U.S. Treasury Note, 0.12% to 3.00% due 01/15/2022 to 08/15/2048, value $815,999,998)	800,000	800,000,000
Standard Chartered Bank 0.005%, dated 04/30/2021 due 05/03/2021 in the amount of $250,239,184 (collateralized by $244,000,000, U.S. Treasury Note, 2.50% due 3/31/2023, value $255,243,862)	250,239	250,239,080
Sumitomo Mitsui Banking Corp. 0.01%, dated 04/30/2021 due 05/03/2021 in the amount of $600,000,500 (collateralized by $605,974,400, U.S. Treasury Note, 0.25% to 2.00% due 9/30/2022 to 11/30/2025, value $612,000,566)	600,000	600,000,000

abfunds.com	AB FIXED-INCOME SHARES, INC. | 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Toronto Dominion Bank 0.01%, dated 04/30/2021 due 05/03/2021 in the amount of $220,000,183 (collateralized by $203,321,000, Federal Farm Credit Bank, Federal Home Loan Mortgage Corp. and Federal National Mortgage Association, 0.125% to 7.125% due 08/12/2021 to 04/25/2039, value $224,401,249)	$220,000	$220,000,000

		4,311,275,995

Total Investments – 100.0% (cost $13,688,162,709)		13,688,162,709
Other assets less liabilities – 0.0%		(1,304,539)

Net Assets – 100.0%		$13,686,858,170

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2021.

Glossary:

FCPR – U.S. Federal Reserve Bank Prime Loan Rate

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USBMMY3M – U.S. Treasury 3 Month Bill Money Market Yield

See notes to financial statements.

8 | AB FIXED-INCOME SHARES, INC.	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

April 30, 2021

Assets
Investments in securities, at value (cost $9,376,886,714)	$9,376,886,714
Repurchase agreements, at value (cost $4,311,275,995)	4,311,275,995
Cash	943,022
Interest receivable	6,020,172
Receivable for capital stock sold	1,201,846

Total assets	13,696,327,749

Liabilities
Payable for capital stock redeemed	8,316,646
Advisory fee payable	497,922
Administrative fee payable	40,060
Transfer Agent fee payable	29,577
Directors’ fees payable	20,611
Accrued expenses	564,763

Total liabilities	9,469,579

Net Assets	$13,686,858,170

Composition of Net Assets
Capital stock, at par	$6,843,446
Additional paid-in capital	13,680,000,843
Distributable earnings	13,881

Net Assets	$13,686,858,170

Net Asset Value Per Share—110 billion shares of capital stock authorized, $.0005 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$832,019,715	832,036,008	$1.00

C	$5,673,442	5,674,602	$1.00

Advisor	$76,534,742	76,524,601	$1.00

K	$52,774,754	52,783,171	$1.00

I	$22,227,876	22,225,534	$1.00

1	$2,809,312,043	2,809,333,331	$1.00

AB	$8,145,835,959	8,145,838,123	$1.00

Institutional	$1,742,449,576	1,742,446,699	$1.00

Premium	$10,021	10,021	$1.00

Select	$10,021	10,021	$1.00

Investor	$10,021	10,021	$1.00

See notes to financial statements.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 9

STATEMENT OF OPERATIONS

Year Ended April 30, 2021

Investment Income
Interest		$25,783,495
Expenses
Advisory fee (see Note B)	$30,000,016
Distribution fee—Class A	2,855,876
Distribution fee—Class C	67,587
Distribution fee—Class K	155,431
Distribution fee—Class 1	2,847,363
Distribution fee—Premium Class	5
Distribution fee—Select Class	10
Distribution fee—Investor Class	15
Transfer agency—Class A	569,366
Transfer agency—Class C	4,913
Transfer agency—Advisor Class	49,772
Transfer agency—Class K	32,306
Transfer agency—Class I	6,703
Transfer agency—Class 1	36,774
Transfer agency—Class AB	18,000
Transfer agency—Institutional Class	67,888
Registration fees	1,320,140
Custody and accounting	366,815
Directors’ fees	252,523
Legal	183,386
Administrative	115,801
Printing	63,194
Audit and tax	50,559
Miscellaneous	148,035

Total expenses	39,212,478
Less: expenses waived and reimbursed by the Adviser (see Note B)	(16,926,387)
Less: expenses waived and reimbursed by the Distributor (see Note C)	(5,926,287)
Less: expenses waived by the Transfer Agent (see Note B)	(316,720)

Net expenses		16,043,084

Net investment income		9,740,411

Realized Gain on Investment Transactions
Net realized gain on investment transactions		60,952

Contributions from Affiliates (see Note B)		2,461

Net Increase in Net Assets from Operations		$9,803,824

See notes to financial statements.

10 | AB FIXED-INCOME SHARES, INC.	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

Year Ended April 30, 2021	Year Ended April 30, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$9,740,411	$166,776,256
Net realized gain (loss) on investment transactions	60,952	(49,428)
Contributions from Affiliates (see Note B)	2,461	– 0	–

Net increase in net assets from operations	9,803,824	166,726,828
Distributions to Shareholders
Class A	(534,030)	(10,544,722)
Class B	– 0	–	(10,658)
Class C	(4,161)	(113,310)
Advisor Class	(41,247)	(342,920)
Class K	(23,744)	(754,534)
Class I	(9,824)	(219,210)
Class 1	(1,679,707)	(17,909,196)
Class AB	(5,343,030)	(118,917,543)
Institutional Class	(2,104,641)	(17,967,584)
Premium Class	(9)	(121)
Select Class	(9)	(117)
Investor Class	(9)	(113)
Capital Stock Transactions
Net increase	1,035,853,260	4,168,867,620

Total increase	1,035,916,673	4,168,814,420
Net Assets
Beginning of period	12,650,941,497	8,482,127,077

End of period	$13,686,858,170	$12,650,941,497

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

April 30, 2021

NOTE A

Significant Accounting Policies

AB Fixed-Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of the AB Government Money Market Portfolio (the “Portfolio”). The investment objective of the Portfolio is maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers Class A, Class C, Advisor Class, Class K, Class I, Class 1, Class AB, Institutional Class, Premium Class, Select Class and Investor Class shares. Effective July 17, 2019, the Portfolio commenced offering of Premium Class, Select Class and Investor Class shares. Class B, Class R and Class Z shares have been authorized but currently are not offered. All fourteen classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Effective August 2, 2019, sales of Class B shares were suspended. On November 7, 2019, all remaining outstanding Class B shares of the Fund were converted to Class A shares. Class A shares are sold for cash without an initial sales charge at the time of purchase. However, on cash purchases of $1,000,000 or more, a contingent deferred sales charge (“CDSC”) equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other AB mutual funds, subject, in the case of Class A shares of the Portfolio that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Portfolio also are offered in exchange for Class A shares of other AB mutual funds without any sales charge at the time of purchase, but on Class A shares of the Portfolio that were received in exchange for another AB mutual fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Portfolio are redeemed within one year of the AB mutual fund Class A shares originally purchased for cash. Class C shares are sold for cash or in exchange for Class C shares of another AB mutual fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another AB mutual fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Class K, Class I and Class 1 shares are sold for cash or in exchange of the same class of shares of another AB mutual fund without

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NOTES TO FINANCIAL STATEMENTS (continued)

an initial sales charge or CDSC. Class I shares are not subject to ongoing distribution expenses. Class I shares are also available for the investment of cash collateral related to the AB funds’ securities lending programs. Premium Class, Select Class and Investor Class shares are sold for cash without an initial sales charge or CDSC. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, which approximates market value. Under such method a portfolio instrument is valued at cost and any premium or discount is amortized or accreted, respectively, on a constant basis to maturity.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of April 30, 2021:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$9,376,886,714		$	– 0	–	$9,376,886,714
Repurchase Agreements		4,311,275,995		– 0	–		– 0	–	4,311,275,995

Total		$4,311,275,995		$9,376,886,714		$	– 0	–	$13,688,162,709

3. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income

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NOTES TO FINANCIAL STATEMENTS (continued)

tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily and includes amortization of premiums and accretions of discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Dividends and Distributions

The Portfolio declares dividends daily from net investment income and are paid monthly. Net realized gains distributions, if any, will be made at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Repurchase Agreements

It is the Portfolio’s policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B

Advisory Fee and Other Transactions with Affiliates

The Portfolio pays the AllianceBernstein L.P. (the “Adviser”) an advisory fee at the annual rate of .20% on average daily assets. The Adviser has contractually agreed to waive .10% of the advisory fee until August 31, 2022. For the year ended April 30, 2021, such reimbursements/waivers amounted to $15,000,008. In the current low interest rate environment, the Adviser may, from time to time, voluntarily waive a portion of the advisory fee it

abfunds.com	AB FIXED-INCOME SHARES, INC. | 15

NOTES TO FINANCIAL STATEMENTS (continued)

receives from the Fund in order to maintain a certain yield. For the year ended April 30, 2021, the Adviser has voluntarily agreed to waive such fees in the amount of $1,894,039. The Adviser serves as investment manager and adviser of the Portfolio and continuously furnishes an investment program for the Portfolio and manages, supervises and conducts the affairs of the Portfolio, subject to the supervision of the Board. Pursuant to the Advisory Agreement, the Portfolio paid $115,801 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser. For the year ended April 30, 2021, the Adviser voluntarily agreed to waive such fees in the amount of $32,340.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $378,311 for the year ended April 30, 2021. For the year ended April 31, 2021, ABIS has voluntarily agreed to waive a portion of transfer agency fees in the amount of $253,034, $2,222, $24,193, $12,676, $1,436, $10,411, $3,771 and $8,977 for Class A, Class C, Advisor Class, Class K, Class I, Class 1, Class AB and Institutional shares, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio’s shares. The Distributor has advised the Portfolio that it has received $29,162 and $3,344 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended April 30, 2021.

During the year ended April 30, 2021, the Adviser reimbursed the Portfolio $2,461 for an overdraft charge incurred due to a trading error.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximate 65% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings (and related transactions). As a result, as of May 20, 2021, AXA no longer owns shares of Equitable.

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NOTES TO FINANCIAL STATEMENTS (continued)

Sales that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Portfolio’s investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Portfolio subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Portfolio has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class C, Class K, Class 1, Premium Class, Select Class and Investor Class. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of .25% of the Portfolio’s average daily net assets attributable to Class A shares, .75% of the Portfolio’s average daily net assets attributable to Class C shares, .25% of the Portfolio’s average daily net assets attributable to Class K shares, .10% of the Portfolio’s average daily net assets attributable to Class 1 shares, .05% of the Portfolio’s average daily net assets attributable to Premium Class shares, .10% of the Portfolio’s average daily net assets attributable to Select Class shares and .15% of the Portfolio’s average daily net assets attributable to Investor Class shares. There are no distribution and servicing fees on the Advisor Class, Class I, Class AB and Institutional Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended April 30, 2021, the Distributor has voluntarily agreed to waive all of the distribution fees in the amount of $2,855,876, $67,587, $155,431, $2,847,363, $5, $10 and $15 for Class A, Class C, Class K, Class 1, Premium Class, Select Class and Investor Class shares, respectively, limiting the effective annual rate to 0.00% for the Class A, Class C, Class K, Class 1, Premium Class, Select Class and Investor Class shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions, Income Taxes and Distributions to Shareholders

At April 30, 2021, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the fiscal years ended April 30, 2021 and April 30, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$9,740,411	$166,780,028

Total taxable distributions	$9,740,411	$166,780,028

As of April 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$0	(a)
Undistributed ordinary income	13,881

Total accumulated earnings/(deficit)	$13,881

(a)	During the fiscal year, the Fund utilized $47,600 of capital loss carry forwards to offset current year net realized gains.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2021, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to contributions from the Adviser resulted in a net increase in distributable earnings and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE E

Capital Stock

The Portfolio has allocated 100,000,000,000 of authorized shares of which 5,000,000,000 are allocated to Class A, Class B, Class C, Advisor Class, Class K, Class I, Class 1, Premium Class, Select Class and Investor

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NOTES TO FINANCIAL STATEMENTS (continued)

Class and 20,000,000,000 to Class AB and Institutional Class. Transactions, all at $1.00 per share, were as follows:

	Shares
	Year Ended April 30, 2021		Year Ended April 30, 2020

Class A
Shares sold	570,938,808		1,934,444,154

Shares issued in reinvestment of dividends	534,030		10,544,706

Shares converted from Class B	– 0	–	1,045,135

Shares converted from Class C	645,726		796,673

Shares redeemed	(1,026,289,858)		(849,331,686)

Net increase (decrease)	(454,171,294)		1,097,498,982

Class B
Shares sold	– 0	–	141,907

Shares issued in reinvestment of dividends and distributions	– 0	–	10,659

Shares converted to Class A	– 0	–	(1,045,135)

Shares redeemed	– 0	–	(230,495)

Net decrease	– 0	–	(1,123,064)

Class C
Shares sold	4,975,153		12,312,890

Shares issued in reinvestment of dividends	4,161		113,309

Shares converted to Class A	(645,726)		(796,673)

Shares redeemed	(9,684,273)		(7,554,321)

Net increase (decrease)	(5,350,685)		4,075,205

Advisor Class
Shares sold	141,351,212		132,865,107

Shares issued in reinvestment of dividends	41,247		342,921

Shares redeemed	(160,413,995)		(50,853,473)

Net increase (decrease)	(19,021,536)		82,354,555

Class K
Shares sold	58,992,801		63,117,463

Shares issued in reinvestment of dividends	23,744		754,540

Shares redeemed	(68,696,682)		(44,814,607)

Net increase (decrease)	(9,680,137)		19,057,396

Class I
Shares sold	43,621,266		38,976,370

Shares issued in reinvestment of dividends	9,824		219,211

Shares redeemed	(39,821,170)		(30,154,634)

Net increase	3,809,920		9,040,947

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares
	Year Ended April 30, 2021		Year Ended April 30, 2020

Class 1
Shares sold	6,694,025,796		3,073,497,861

Shares issued in reinvestment of dividends	1,679,707		17,909,195

Shares redeemed	(6,107,415,429)		(1,608,949,310)

Net increase	588,290,074		1,482,457,746

Class AB
Shares sold	64,113,091,494		55,132,478,210

Shares issued on reinvestment of dividends and distributions	5,343,030		118,917,544

Shares redeemed	(62,891,699,299)		(55,152,873,125)

Net increase	1,226,735,225		98,522,629

Institutional Class
Shares sold	31,852,084,455		10,056,947,568

Shares issued on reinvestment of dividends	2,104,641		17,967,585

Shares redeemed	(32,148,947,403)		(8,697,961,992)

Net increase (decrease)	(294,758,307)		1,376,953,161

Premium Class(a)
Shares Sold	– 0	–	10,021

Shares issued on reinvestment of dividends	9		121

Shares redeemed	(9)		(121)

Net increase	– 0	–	10,021

Select Class(a)
Shares sold	– 0	–	10,021

Shares issued on reinvestment of dividends	9		117

Shares redeemed	(9)		(117)

Net increase	– 0	–	10,021

Investor Class(a)
Shares sold	– 0	–	10,021

Shares issued on reinvestment of dividends	9		113

Shares redeemed	(9)		(113)

Net increase	– 0	–	10,021

(a)	Commenced distribution on July 17, 2019.

NOTE F

Risks Involved in Investing in the Portfolio

Money Market Fund Risk—Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, “break the buck”. In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Portfolio’s shareholders should not rely on or expect an affiliate of the Portfolio to

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NOTES TO FINANCIAL STATEMENTS (continued)

purchase distressed assets from the Portfolio, make capital infusions, enter into credit support agreements or take other actions to prevent the Portfolio from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Portfolio could have a material adverse effect on the Portfolio’s other shareholders. The Portfolio’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

Under Rule 2a-7, the Portfolio is permitted, but not required, at the discretion of the Portfolio’s Board of Directors, under certain circumstances of impaired liquidity of the Portfolio’s investments, to impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time. The Portfolio’s Board of Directors has determined not to impose liquidity fees on, or suspend, redemptions.

The Portfolio’s yield will change based on changes in interest rates and other market conditions. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on the Portfolio’s investments and net asset value and can lead to increased market volatility. The occurrence and pendency of such crises or incidents could adversely affect the economies and financial markets either in specific countries or worldwide.

Interest Rate Risk—Changing interest rates, including rates that fall below zero, affect the yield and value of the Portfolio’s investments in short-term debt securities, may have unforeseeable effects on markets and market volatility and may have an adverse effect on Portfolio performance. A decline in interest rates affects the Portfolio’s yield as portfolio securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. During periods of very low or negative interest rates, the Portfolio may be unable to maintain a positive yield or a stable NAV at $1.00. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

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NOTES TO FINANCIAL STATEMENTS (continued)

Credit Risk—Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest or principal payments). If a counterparty to a repurchase agreement defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Portfolio might be delayed in selling the collateral. The Portfolio’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are or become difficult to purchase or sell, which may prevent the Portfolio from selling out of these securities at an advantageous time or price.

LIBOR Transition and Associated Risk—A Portfolio may invest in debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. The United Kingdom Financial Conduct Authority, which regulates LIBOR, will cease publishing certain LIBOR benchmarks at the end of 2021. Although certain LIBOR rates are intended to be published until June 2023, banks are strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and the Secured Overnight Financing Rate, global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR is underway but remains incomplete. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative

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NOTES TO FINANCIAL STATEMENTS (continued)

reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Subsequent Events

As of April 30, 2021, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Effective May 31, 2021, Class C shares will automatically convert to Class A shares after eight years instead of ten years.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Portfolio’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended April 30,	November 10, 2017(a) to April 30, 2018
2021	2020	2019

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0005	.0140	.0197	.0048

Net realized and unrealized gain (loss) on investment transactions(d)	(.0001)	.0026	(.0009)	(.0001)

Contributions from Affiliates	.0000	(e)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0004	.0166	.0188	.0047

Less: Dividends

Dividends from net investment income	(.0004)	(.0166)	(.0188)	(.0047)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(f)	.04%	1.67%	1.90%	.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$832,020	$1,286,186	$188,692	$112,059

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.13%	.17%	.27%	.39	%^

Expenses, before waivers/reimbursements	.52%	.52%	.60%	.64	%^

Net investment income(c)	.05%	1.41%	1.97%	1.02	%^

See footnote summary on page 34.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Year Ended April 30,						November 10, 2017(a) to April 30, 2018
	2021		2020		2019

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0005		.0157		.0192		.0047

Net realized and unrealized gain (loss) on investment transactions	(.0001	)(d)	.0009	(d)	(.0005	)(d)	.0000	(e)

Contributions from Affiliates	.0000	(e)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0004		.0166		.0187		.0047

Less: Dividends

Dividends from net investment income	(.0004)		(.0166)		(.0187)		(.0047)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(f)	.04%		1.67%		1.89%		.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,673		$11,024		$6,950		$6,443

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.14%		.18%		.29%		.40	%^

Expenses, before waivers/reimbursements	1.02%		1.03%		1.12%		1.15	%^

Net investment income(c)	.05%		1.57%		1.92%		1.01	%^

See footnote summary on page 34.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Year Ended April 30,						November 10, 2017(a) to April 30, 2018
	2021		2020		2019

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(b)	.0004	(c)	.0125	(c)	.0193	(c)	.0048

Net realized and unrealized gain (loss) on investment transactions	.0000	(e)	.0041	(d)	(.0005	)(d)	(.0001	)(d)

Contributions from Affiliates	.0000	(e)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0004		.0166		.0188		.0047

Less: Dividends

Dividends from net investment income	(.0004)		(.0166)		(.0188)		(.0047)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(f)	.04%		1.67%		1.90%		.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$76,535		$95,556		$13,202		$8,300

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.13%		.17%		.28%		.39	%^

Expenses, before waivers/reimbursements	.27%		.27%		.36%		.39	%^

Net investment income	.04	%(c)	1.27	%(c)	1.93	%(c)	1.03	%^

See footnote summary on page 34.

26 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Year Ended April 30,					November 10, 2017(a) to April 30, 2018
	2021	2020		2019

Net asset value, beginning of period	$ 1.00	$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0004	.0160		.0199		.0051

Net realized and unrealized gain on investment transactions	.0000 (e)	.0007	(d)	.0000	(e)	.0000	(e)

Contributions from Affiliates	.0000 (e)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0004	.0167		.0199		.0051

Less: Dividends

Dividends from net investment income	(.0004)	(.0167)		(.0199)		(.0051)

Net asset value, end of period	$ 1.00	$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(f)	.04%	1.68%		2.01%		.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$52,775	$62,455		$43,398		$38,042

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.14%	.17%		.19%		.32	%^

Expenses, before waivers/reimbursements	.52%	.52%		.51%		.57	%^

Net investment income(c)	.04%	1.60%		1.99%		1.09	%^

See footnote summary on page 34.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Year Ended April 30,						November 10, 2017(a) to April 30, 2018
	2021		2020		2019

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(b)	.0004	(c)	.0158	(c)	.0202	(c)	.0056

Net realized and unrealized gain (loss) on investment transactions	.0000	(e)	.0012	(d)	.0000	(e)	(.0002	)(d)

Contributions from Affiliates	.0000	(e)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0004		.0170		.0202		.0054

Less: Dividends

Dividends from net investment income	(.0004)		(.0170)		(.0202)		(.0054)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(f)	.04%		1.71%		2.04%		.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,228		$18,418		$9,377		$9,079

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.13%		.14%		.16%		.24	%^

Expenses, before waivers/reimbursements	.24%		.24%		.23%		.24	%^

Net investment income	.04	%(c)	1.58	%(c)	2.02	%(c)	1.19	%^

See footnote summary on page 34.

28 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class 1
	Year Ended April 30,					November 10, 2017(a) to April 30, 2018
	2021	2020		2019

Net asset value, beginning of period	$ 1.00	$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0006	.0154		.0206		.0056

Net realized and unrealized gain (loss) on investment transactions	.0001	.0017	(d)	(.0003	)(d)	(.0001	)(d)

Contributions from Affiliates	.0000 (e)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0007	.0171		.0203		.0055

Less: Dividends

Dividends from net investment income	(.0007)	(.0171)		(.0203)		(.0055)

Net asset value, end of period	$ 1.00	$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(f)	.07%	1.73%		2.05%		.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,809,312	$2,221,009		$738,558		$515,913

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.10%	.12%		.14%		.22	%^

Expenses, before waivers/reimbursements	.32%	.32%		.32%		.32	%^

Net investment income(c)	.06%	1.54%		2.06%		1.18	%^

See footnote summary on page 34.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class AB
	Year Ended April 30,
	2021		2020		2019		2018	2017

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)	.0007	(c)	.0171	(c)	.0205	(c)	.0097	.0033	†

Net realized and unrealized gain (loss) on investment transactions	.0000	(e)	.0001	(d)	(.0001	)(d)	.0001	.0001

Contributions from Affiliates	.0000	(e)	– 0	–	– 0	–	.0000 (e)	– 0	–

Net increase in net asset value from operations	.0007		.0172		.0204		.0098	.0034

Less: Dividends

Dividends from net investment income	(.0007)		(.0172)		(.0204)		(.0098)	(.0034)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(f)	.07%		1.73%		2.06%		.98%	.35	%†

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$8,146		$6,919		$6,821		$5,390	$5,721

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.10%		.12%		.14%		.22%	.19%

Expenses, before waivers/reimbursements	.22%		.22%		.22%		.22%	.19%

Net investment income	.07	%(c)	1.71	%(c)	2.06	%(c)	.97%	.33	%†

See footnote summary on page 34.

30 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Institutional Class
	Year Ended April 30,								June 1, 2016(a) to April 30, 2017
	2021		2020		2019		2018

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations

Net investment income(b)	.0008	(c)	.0153	(c)	.0226	(c)	.0099		.0032

Net realized and unrealized gain (loss) on investment transactions	(.0001	)(d)	.0018	(d)	(.0022	)(d)	.0000	(e)	.0000	(e)

Contributions from Affiliates	.0000	(e)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0007		.0171		.0204		.0099		.0032

Less: Dividends

Dividends from net investment income	(.0007)		(.0171)		(.0204)		(.0099)		(.0032)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return

Total investment return based on net asset value(f)	.07%		1.73%		2.06%		.99%		.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,742,450		$2,037,196		$660,253		$10		$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.11%		.12%		.12%		.20%		.20	%^

Expenses, before waivers/reimbursements	.22%		.22%		.22%		.20%		.20	%^

Net investment income	.08	%(c)	1.53	%(c)	2.28	%(c)	.99%		.35	%^

See footnote summary on page 34.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 31

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Premium Class
	Year Ended April 30, 2021	July 17, 2019(a) to April 30, 2020

Net asset value, beginning of period	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0009	.0121

Net realized and unrealized gain on investment transactions	.0000 (e)	(.0001)

Net increase in net asset value from operations	.0009	.0120

Less: Dividends and Distributions

Dividends from net investment income	(.0009)	(.0120)

Net asset value, end of period	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(f)	.09%	1.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.08%	.14	%^

Expenses, before waivers/reimbursements	.24%	.24	%^

Net investment income(c)	.09%	1.53	%^

See footnote summary on page 34.

32 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Select Class
	Year Ended April 30, 2021	July 17, 2019(a) to April 30, 2020

Net asset value, beginning of period	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0009	.0117

Net realized and unrealized gain on investment transactions	.0000 (e)	(.0001)

Net increase in net asset value from operations	.0009	.0116

Less: Dividends and Distributions

Dividends from net investment income	(.0009)	(.0116)

Net asset value, end of period	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(f)	.09%	1.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.08%	.19	%^

Expenses, before waivers/reimbursements	.29%	.29	%^

Net investment income(c)	.09%	1.48	%^

See footnote summary on page 34.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 33

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Investor Class
	Year Ended April 30, 2021	July 17, 2019(a) to April 30, 2020

Net asset value, beginning of period	$ 1.00	$ 1.00

Income From Investment Operations

Net investment income(b)(c)	.0009	.0113

Net realized and unrealized gain on investment transactions	.0000 (e)	(.0001)

Net increase in net asset value from operations	.0009	.0112

Less: Dividends and Distributions

Dividends from net investment income	(.0009)	(.0112)

Net asset value, end of period	$ 1.00	$ 1.00

Total Return

Total investment return based on net asset value(f)	.09%	1.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.08%	.24	%^

Expenses, before waivers/reimbursements	.34%	.34	%^

Net investment income(c)	.09%	1.43	%^

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees waived and expenses reimbursed.

(d)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(e)	Amount is less than $.00005.

(f)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended April 30, 2017, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.00002	.002%	.002%

^	Annualized.

See notes to financial statements.

34 | AB FIXED-INCOME SHARES, INC.	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of AB Fixed-Income Shares, Inc. and the Shareholders of AB Government Money Market Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Government Money Market Portfolio (the “Portfolio”) (the portfolio constituting AB Fixed-Income Shares, Inc. (the “Fund”)), including the portfolio of investments, as of April 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (the portfolio constituting AB Fixed-Income Shares, Inc.) at April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures

abfunds.com	AB FIXED-INCOME SHARES, INC. | 35

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

June 25, 2021

36 | AB FIXED-INCOME SHARES, INC.	abfunds.com

2021 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during the taxable year ended April 30, 2021.

For foreign shareholders, 99.97% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2022.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 37

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Emma Black, Vice President Lucas Krupa, Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

38 | AB FIXED-INCOME SHARES, INC.	abfunds.com

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR

Onur Erzan,+ 45 (2021)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and Head of the Global Client Group overseeing AB’s institutional and retail businesses, where he is responsible for all client services, sales and marketing, as well as product strategy, management and development worldwide. Director, President and Chief Executive Officer of the AB Mutual Funds as of April 1, 2021. Prior to joining the firm in January 2021, he spent 20 years with McKinsey, most recently as a senior partner and co-leader of its Wealth & Asset Management practice. In addition, he co-led McKinsey’s Banking & Securities Solutions (a portfolio of data, analytics, and digital assets and capabilities) globally.	75	None

abfunds.com	AB FIXED-INCOME SHARES, INC. | 39

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS

Marshall C. Turner, Jr.,# Chairman of the Board 79 (2006)	Private Investor since prior to 2016. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing). He was a Director of Xilinx, Inc. (programmable logic semi-conductors and adaptable, intelligent computing) from 2007 though August 2020, and is a former director of 33 other companies and organizations. He has extensive operating leadership, and venture capital investing experience, including five interim or full-time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience, and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB Fund since 1992, and director or trustee of all AB Funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such AB Funds since February 2014.	75	None

40 | AB FIXED-INCOME SHARES, INC.	abfunds.com

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Jorge A. Bermudez,# 70 (2020)	Private Investor since prior to 2016. Formerly, Chief Risk Officer of Citigroup, Inc., a global financial services company, from November 2007 to March 2008, Chief Executive Officer of Citigroup’s Commercial Business Group in North America and Citibank Texas from 2005 to 2007, and a variety of other executive and leadership roles at various businesses within Citigroup prior to then; Chairman (2018) of the Texas A&M Foundation Board of Trustees (Trustee since 2013) and Chairman of the Smart Grid Center Board at Texas A&M University since 2012; director of, among others, Citibank N.A. from 2005 to 2008, the Federal Reserve Bank of Dallas, Houston Branch from 2009 to 2011, the Federal Reserve Bank of Dallas from 2011 to 2017, and the Electric Reliability Council of Texas from 2010 to 2016. He has served as director or trustee of the AB Funds since January 2020.	75	Moody’s Corporation since April 2011

Michael J. Downey,# 77 (2006)	Private Investor since prior to 2016. Formerly, Chairman of The Asia Pacific Fund, Inc. (registered investment company) since prior to 2016 until January 2019. From1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities, Inc. He has served as a director or trustee of the AB Funds since 2005.	75	None

abfunds.com	AB FIXED-INCOME SHARES, INC. | 41

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Nancy P. Jacklin,# 73 (2006)	Private Investor since prior to 2016. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chair of the Governance and Nominating Committees of the AB Funds since August 2014.	75	None

Jeanette W. Loeb,# 69 (2020)	Chief Executive Officer of PetCareRx (e-commerce pet pharmacy) from 2002 to 2011 and 2015 to present. Director of New York City Center since 2005. She was a director of AB Multi-Manager Alternative Fund, Inc. (fund of hedge funds) from 2012 to 2018. Formerly, affiliated with Goldman Sachs Group, Inc. (financial services) from 1977 to 1994, including as a partner thereof from 1986 to 1994. She has served as a Director of the AB Funds since April 2020.	75	Apollo Investment Corp. (business development company) since August 2011

42 | AB FIXED-INCOME SHARES, INC.	abfunds.com

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Carol C. McMullen,# 65 (2016)	Managing Director of Slalom Consulting (consulting) since 2014, private investor and a member of the Advisory Board of Butcher Box (since 2018). Formerly, member, Partners Healthcare Investment Committee (2010-2019); Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Chief Investment Officer, Core and Growth and Head of Global Investment Research). She has served on a number of private company and non-profit boards, and as a director or trustee of the AB Funds since June 2016.	75	None

abfunds.com	AB FIXED-INCOME SHARES, INC. | 43

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Garry L. Moody,# 69 (2010)	Private Investor since prior to 2016. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995), where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He is also a member of the Investment Company Institute’s Board of Governors and the Independent Directors Council’s Governing Council. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	75	None

44 | AB FIXED-INCOME SHARES, INC.	abfunds.com

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)

Earl D. Weiner,# 81 (2007)	Senior Counsel since 2017, Of Counsel from 2007 to 2016, and Partner prior to then, of the law firm Sullivan & Cromwell LLP. He is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	73	None

*	The address for each of the Fund’s Directors is c/o AllianceBernstein L.P., Attention: Legal and Compliance Department – Mutual Fund Legal, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***

The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

+	Mr. Erzan is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

#	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 45

MANAGEMENT OF THE FUND (continued)

Officer Information

Certain information concerning the Fund’s officers is set forth below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Onur Erzan, 45	President and Chief Executive Officer	See biography above.

Emma Black, 34	Vice President	Vice President of the Adviser**, with which she has been associated since prior to 2016.

Lucas Krupa, 34	Vice President	Senior Vice President of the Adviser**, and Money Markets Associate on the Fixed Income Cash Management Team,** with which he has been associated since prior to 2016.

Emilie D. Wrapp, 65	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI**, with which she has been associated since prior to 2016.

Michael B. Reyes, 44	Senior Analyst	Vice President of the Adviser**, with which he has been associated since prior to 2016.

Joseph J. Mantineo, 62	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”)**, with which he has been associated since prior to 2016.

Phyllis J. Clarke, 60	Controller	Vice President of ABIS**, with which she has been associated since prior to 2016.

Vincent S. Noto, 56	Chief Compliance Officer	Senior Vice President and Mutual Fund Chief Compliance Officer of the Adviser** since prior to 2016.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AB at (800) 227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

46 | AB FIXED-INCOME SHARES, INC.	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Fixed-Income Shares, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Government Money Market Portfolio (the “Fund”) at a meeting held by video conference on November 3-5, 2020 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the

abfunds.com	AB FIXED-INCOME SHARES, INC. | 47

investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2018 and 2019 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits

48 | AB FIXED-INCOME SHARES, INC.	abfunds.com

relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class AB Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class AB Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2020 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors considered the Adviser’s discussion of the implications of the very low interest rate environment. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate (reflecting a 10 basis point advisory fee waiver implemented by the Adviser) with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any

abfunds.com	AB FIXED-INCOME SHARES, INC. | 49

sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class AB shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class AB expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the impact of the Adviser’s 10 basis point advisory fee waiver. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took

50 | AB FIXED-INCOME SHARES, INC.	abfunds.com

into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset levels and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 51

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio1

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to April 30, 2021, High Yield Portfolio was named FlexFee High Yield Portfolio.

52 | AB FIXED-INCOME SHARES, INC.	abfunds.com

AB FIXED-INCOME SHARES, INC.

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

FIS-0151-0421

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr. and Jorge A. Bermudez qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)—(c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Fixed Income Shares
Government Money Market	2020	$28,814	$—	$21,559
	2021	$28,814	$—	$23,420

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) – (c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include preparing an annual internal control report pursuant to Statement on Auditing Standards No. 70 (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Fixed Income Shares
Government Money Market	2020	$975,850	$21,559
			$—
			$—
	2021	$999,896	$23,420
			$—
			$(23,420)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Fixed Income Shares, Inc.

By:	/s/ Onur Erzan
Onur Erzan President

Date:	June 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan President

Date:	June 29, 2021

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	June 29, 2021